As filed with the Securities and
                      Exchange Commission on May 24, 2005

                                                            File Nos. 033-124761
                                                                      811-21764

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  1                                               [x]
Post-Effective Amendment No. _______
                                                                    and

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940
Amendment No. 1                                                              [x]


                             WINTERGREEN FUND, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                                333 Route 46 West
                            Mountain Lakes, NJ 07046
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)


                                 (973) 263-2600
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, Including Area Code)


                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)


                            Copies of communications:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

Approximate Date of Proposed Public Offering: As soon as practicable after this filing becomes effective.

It is proposed that this filing will become effective on (check appropriate box)

     [_]  immediately upon filing pursuant to paragraph (b)

     [_]  on (date) pursuant to paragraph (b)

     [_]  60 days after filing pursuant to paragraph (a)(1)

     [_]  on (date) pursuant to paragraph (a) (1)

     [_]  75 days after filing pursuant to paragraph (a)(2)

     [_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

PART A, PART B AND PART C OF THE REGISTRATION STATEMENT ARE HEREBY INCORPORATED BY REFERENCE TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A, FILED WITH THE COMMISSION ON MAY 10, 2005 (ACCESSION NO. 0000919574-05-001656).

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 24th day of May, 2005.


                                              WINTERGREEN FUND, INC.

                                              By:  /s/
                                                   ---------------------------
                                              Name:    Elizabeth N. Cohernour
                                              Title:   President

          Pursuant to the requirements of the Securities Act, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and date(s) indicated.


       Signature                                Title              Date
       ---------                                -----              ----

Principal Executive Officer                    President          May 24, 2005

By: /s/
    ---------------------------
Name:   Elizabeth N. Cohernour

Principal Financial and Accounting Officer     Treasurer          May 24, 2005

By: /s/
    ----------------------------
Name:   Elizabeth N. Cohernour

Sole Director                                  Director           May 24, 2005

By: /s/
    ----------------------------
Name:   Elizabeth N. Cohernour

25133.0003 #573870